Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Relationships with Related Parties

Nature of relationships with related parties

Name	Relationship
JingXing Storage Equipment Engineering (H.K.) Company Limited (“JingXing”)(i)	A wholly owned subsidiary of KGDL
Compass Engineering Limited(i)	A wholly owned subsidiary of KGDL
Kamui Construction Management Limited	Entity controlled by management of the Company
Star Capital Investment Limited (“Star Capital”)	Entity controlled by Mr. Chan
Ginger Limited (“Ginger”)	Entity controlled by Mr. Chan
NEXX Global Limited (“NEXX”)	Entity controlled by Mr. Chan
Mr. Hau Lim Chung (“Mr. Chung”)	Director of the Company
Mr. Yuxi Liang (“Mr. Liang”)	Non-controlling shareholder of Cogen Advisory Limited
Mr. Ka Ho Chiu (“Mr. Chiu”)	Non-controlling shareholder of Cogen Advisory Limited

(i)	On January 16, 2023, Mr. Chung and Mr. Yiu disposed of their 100% equity interest in KGDL. JingXing and Compass Engineering Limited, which were subsidiaries of KGDL, were not regarded as related parties of the Company after January 16, 2023.

Schedule of Amount Due from (to) Related Parties

The amounts due from related parties consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Due from Star Capital	—	12,295,575	1,580,428
Due from Ginger	—	20,865	2,682
Due from NEXX	—	285,787	36,734
Total	—	12,602,227	1,619,844
	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Due to Star Capital	5,150	—	—
Due to Mr. Liang	734,485	1,197,517	153,924
Due to Mr. Chiu	908,766	969,750	124,649
Total	1,648,401	2,167,267	278,573

Schedule of Related Party Balances

In addition to the related party balances above, the Company has the following significant related party transactions incurred as below:

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue from JingXing	1,809,486	—	—	—
Revenue from Smartmore	—	1,742,678	—	—
Revenue from NEXX	—	—	490,375	63,031
Revenue from Star Capital	—	—	1,000,000	128,536
Subcontracting cost to Smartmore	—	—	16,563,785	2,129,049
Subcontracting cost to Compass Engineering Limited	137,200	—	—	—
Consultancy fee to Compass Engineering Limited	75,320	—	—	—
Subcontracting cost to JingXing	749,418	—	—	—
Management fee paid to KGDL	3,600,000	—	—	—
Acquisition of machinery from NEXX	—	—	2,977,788	382,754
Acquisition of leasehold improvement	6,165,000	—	—	—
Constructive dividend	1,088,580	—	—	—